DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	NOTE 13 - DERIVATIVE FINANCIAL INSTRUMENTS
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The Group is exposed to volatility in market prices and basis differentials for natural gas, NGLs and oil, which impacts the predictability of its cash flows related to the sale of those commodities. The Group can also have exposure to volatility in interest rate markets, depending on the makeup of its debt structure, which impacts the predictability of its cash flows related to interest payments on the Group’s variable rate debt obligations. These risks are managed by the Group’s use of certain derivative financial instruments. As of December 31, 2023, the Group’s derivative financial instruments consisted of swaps, collars, basis swaps, stand-alone put and call options, and swaptions. A description of these instruments is as follows:

Swaps:	If the Group sells a swap, it receives a fixed price for the contract and pays a floating market price to the counterparty;

Collars:
Arrangements that contain a fixed floor price (purchased put option) and a fixed ceiling price (sold call option) based on an index price which, in aggregate, have no net costs. At the contract settlement date,
(1) if the index price is higher than the ceiling price, the Group pays the counterparty the difference between the index price and ceiling price, (2) if the index price is between the floor and ceiling prices, no payments are due from either party, and (3) if the index price is below the floor price, the Group will receive the difference between the floor price and the index price.
Certain collar arrangements may also include a sold put option with a strike price below the purchased put option. Referred to as a three-way collar, the structure works similar to the above description, except that when the index price settles below the sold put option, the Group pays the counterparty the difference between the index price and sold put option, effectively enhancing realized pricing by the difference between the price of the sold and purchased put option;

Basis swaps:
Arrangements that guarantee a price differential for commodities from a specified delivery point. If the
Group sells a basis swap, it receives a payment from the counterparty if the price differential is greater than the stated terms of the contract and pays the counterparty if the price differential is less than the stated terms of the contract;

Put options:
The Group purchases and sells put options in exchange for a premium. If the Group purchases a put option, it receives from the counterparty the excess (if any) of the market price below the strike price of the put option at the time of settlement, but if the market price is above the put’s strike price, no payment is due from either party. If the Group sells a put option, the Group pays the counterparty the excess (if any) of the market price below the strike price of the put option at the time of settlement, but if the market price is above the put’s strike price, no payment is due from either party;

Call options:
The Group purchases and sells call options in exchange for a premium. If the Group purchases a call option, it receives from the counterparty the excess (if any) of the market price over the strike price of the call option at the time of settlement, but if the market price is below the call’s strike price, no payment is due from either party. If the Group sells a call option, it pays the counterparty the excess (if any) of the market price over the strike price of the call option at the time of settlement, but if the market price is below the call’s strike price, no payment is due from either party; and

Swaptions:
If the Group sells a swaption, the counterparty will receive the option to enter into a swap contract at a specified date and receives a fixed price for the contract and pays a floating market price to the counterparty.

The Group may elect to enter into offsetting transactions for the above instruments for the purpose of cancelling or terminating certain positions.
The following tables summarize the Group's calculated net fair value of derivative financial instruments as of the reporting date as follows:

NATURAL GAS CONTRACTS		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Basis	Fair Value at
	(Mmbtu)	Swaps	Puts	Puts	Calls	Differential	December 31, 2023
2024
Swaps	191,397	$3.30	$—	$—	$—	$—	$74,340
Collars	2,560	—	—	4.03	6.25	—	3,278
Stand-Alone Calls, net(b)	—	—	—	—	—	—	(36,415)
Basis Swaps	163,595	—	—	—	—	(0.73)	(1,306)
Total 2024 contracts	357,552						39,897
2025
Swaps	164,672	$3.21	$—	$—	$—	$—	$(76,697)
Stand-Alone Calls, net(b)	—	—	—	—	—	—	(33,060)
Basis Swaps	25,550	—	—	—	—	(0.21)	372
Total 2025 contracts	190,222						(109,385)
2026
Swaps	120,559	$3.18	$—	$—	$—	$—	$(95,779)
Stand-Alone Calls	10,950	—	—	—	3.75	—	(8,153)
Basis Swaps	10,950	—	—	—	—	(0.21)	(342)
Total 2026 contracts	142,459						(104,274)
2027
Swaps	101,303	$3.21	$—	$—	$—	$—	$(76,188)
Collars	1,414	—	—	4.28	7.17	—	601
Stand-Alone Calls	10,950	—	—	—	3.75	—	(8,784)
Purchased puts	4,906	—	—	2.25	—	—	498
Sold puts	4,906	—	1.93	—	—	—	(275)
2028
Swaps	71,324	$2.79	$—	$—	$—	$—	$(71,625)
Collars	5,382	—	—	4.28	6.90	—	2,616
Purchased puts	20,351	—	—	2.77	—	—	8,622
Sold puts	20,351	—	1.93	—	—	—	(4,711)
2029
Swaps	29,190	$2.11	$—	$—	$—	$—	$(40,451)
Collars	3,726	—	—	4.28	7.51	—	2,150
Purchased puts	30,066	—	—	2.92	—	—	10,782
Sold puts	30,066	—	1.93	—	—	—	(3,257)
2030
Swaps	5,450	$2.03	$—	$—	$—	$—	$(7,979)
Purchased puts	14,492	—	—	2.93	—	—	5,362
Sold puts	14,492	—	1.93	—	—	—	(1,735)
Swaptions
10/1/2024-9/30/2028(c)	14,610	$2.91	$—	$—	$—	$—	$(12,749)
1/1/2025-12/31/2029(d)	36,520	2.77	—	—	—	—	(36,684)
4/1/2026-3/31/2030(e)	82,171	2.57	—	—	—	—	(97,901)
4/1/2030-3/31/2032(f)	42,627	2.57	—	—	—	—	(47,143)
Total 2027-2032 contracts	544,297						$(378,851)
Total natural gas contracts	1,234,530						$(552,613)
(a)Rates have been converted from Btu to Mcfe using a Btu conversion factor of 1.07.
(b)Future cash settlements for deferred premiums.
(c)Option expires on September 6, 2024.
(d)Option expires on December 23, 2024.
(e)Option expires on March 23, 2026.
(f)Option expires on March 22, 2030.

NGLs CONTRACTS		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
	(MBbls)	Swaps	Calls	December 31, 2023
2024
Swaps	3,301	$37.74	$—	$9,804
Stand-Alone Calls	915	—	31.29	(2,400)
2025
Swaps	2,143	$30.22	$—	$(1,411)
2026
Swaps	1,097	$27.68	$—	$(1,261)
Total NGLs contracts	7,456			$4,732

OIL CONTRACTS		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
	(MBbls)	Swaps	Calls	December 31, 2023
2024
Swaps	431	$62.54	$—	$(3,521)
Sold Calls	183	—	70.00	(1,188)
2025
Swaps	366	$59.01	$—	$(3,057)
2026
Swaps	283	$59.48	$—	$(1,451)
2027
Swaps	162	$58.60	$—	$(677)
Total oil contracts	1,425			$(9,894)

INTEREST	Principal Hedged		Fair Value at
		Fixed-Rate	December 31, 2023
2023
SOFR Interest Rate Swap	$5,520	4.15%	315
Net fair value of derivative financial instruments as of December 31, 2023			$(557,460)
Netting the fair values of derivative assets and liabilities for financial reporting purposes is permitted if such assets and liabilities are with the same counterparty and a legal right of set-off exists, subject to a master netting arrangement. The
Directors have elected to present derivative assets and liabilities net when these conditions are met. The following table outlines the Group’s net derivatives as of the periods presented:

Derivative Financial Instruments	Consolidated Statement of Financial Position	December 31, 2023	December 31, 2022
Assets:
Non-current assets	Derivative financial instruments	$24,401	$13,936
Current assets	Derivative financial instruments	87,659	27,739
Total assets		$112,060	$41,675
Liabilities
Non-current liabilities	Derivative financial instruments	$(623,684)	$(1,177,801)
Current liabilities	Derivative financial instruments	(45,836)	(293,840)
Total liabilities		$(669,520)	$(1,471,641)
Net assets (liabilities):
Net assets (liabilities) - non-current	Other non-current assets (liabilities)	$(599,283)	$(1,163,865)
Net assets (liabilities) - current	Other current assets (liabilities)	41,823	(266,101)
Total net assets (liabilities)		$(557,460)	$(1,429,966)
The Group presents the fair value of derivative contracts on a net basis in the consolidated statement of financial position. The following presents the impact of this presentation on the Group’s recognized assets and liabilities as of the periods indicated:

	December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	(678,053)	54,369	(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)

	December 31, 2022
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$101,275	$(87,339)	$13,936
Current assets	92,611	(64,872)	27,739
Total assets	$193,886	$(152,211)	$41,675
Non-current liabilities	(1,261,369)	83,568	(1,177,801)
Current liabilities	(362,483)	68,643	(293,840)
Total liabilities	$(1,623,852)	$152,211	$(1,471,641)
Total net assets (liabilities)	$(1,429,966)	$—	$(1,429,966)
The Group recorded the following gain (loss) on derivative financial instruments in the Consolidated Statement of
Comprehensive Income for the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net gain (loss) on commodity derivatives settlements(a)	$178,064	$(895,802)	$(320,656)
Net gain (loss) on interest rate swaps(a)	(2,722)	(1,434)	(530)
Gain (loss) on foreign currency hedges(a)	(521)	—	(1,227)
Total gain (loss) on settled derivative instruments	$174,821	$(897,236)	$(322,413)
Gain (loss) on fair value adjustments of unsettled financial instruments(b)	905,695	(861,457)	(652,465)
Total gain (loss) on derivative financial instruments	$1,080,516	$(1,758,693)	$(974,878)
(a)Represents the cash settlement of hedges that settled during the period.
(b)Represents the change in fair value of financial instruments net of removing the carrying value of hedges that settled during the period.
All derivatives are defined as Level 2 instruments as they are valued using inputs and outputs other than quoted prices that are observable for the assets and liabilities.
Commodity Derivative Contract Modifications and Extinguishments
From time to time, such as when acquiring producing assets, completing ABS financings or navigating changing price environments, the Group will opportunistically modify, offset, extinguish or add to certain existing hedge positions.
Modifications include the volume of production subject to contracts, the swap or strike price of certain derivative contracts and similar elements of the derivative contract. The Group maintains distinct, long-dated derivative contract portfolios for its
ABS financings and Term Loan I. The Group also maintains a separate derivative contract portfolio related to its assets collateralized by the Credit Facility. The derivative contract portfolios for the Group’s ABS financings, Term Loan 1 and Credit
Facility are reflected in the Group’s Statement of Financial Position.
2023 Modifications and Extinguishments
In February 2023, the Group sold puts in ABS III for approximately $9,045 and replaced them with swaps to maintain the appropriate level and composition of derivatives at both the legal entity and full-company level. In August 2023, the Group monetized $9,240 in purchased puts associated with its ABS hedge books and transitioned the monetized positions into long-
dated swap agreements. The Group also monetized an additional $8,401 in net modifications, primarily comprised of swap terminations. As these modifications were made in the normal course of business for the year ended December 31, 2023, they are presented as an operating activity in the Consolidated Statement of Cash Flows.
In November 2023, the Group adjusted portions of its commodity derivative portfolio across its legal entities to ensure that it maintained the appropriate level and composition at both the legal entity and full-Group level for the completion of the ABS
VII financing arrangement. These portfolio adjustments included novations of certain contracts to the legal entities holding the
ABS VII Notes. The Group paid $6,376 for these portfolio adjustments. As these modifications were associated with a borrowing transaction, these amounts are presented as a financing activity in the Consolidated Statement of Cash Flows.
Refer to Note 21 for additional information regarding ABS financing arrangements.
2022 Modifications and Extinguishments
In February 2022, the Group adjusted portions of its commodity derivative portfolio across its legal entities to ensure that it maintained the appropriate level and composition at both the legal entity and full-Group level for the completion of the ABS III and ABS IV financing arrangements. The Group completed these adjustments by entering into new commodity derivative contracts and novating certain derivative contracts to the legal entities holding the ABS III and ABS IV notes. The Group paid
$41,823 for these portfolio adjustments, driven primarily by the purchase of long-dated puts for ABS III and ABS IV that collectively increased the value of the Group’s derivative position by an equal amount, and were required under the respective
ABS III and ABS IV indentures. The Group recorded payments for offsetting positions as new derivative financial instruments and applied extinguishment payments against the existing commodity contracts in its Consolidated Statement of
Financial Position.
In May 2022, and in October 2022 the Group completed the ABS V and ABS VI financing arrangements, respectively, and made similar commodity derivative portfolio adjustments to maintain the appropriate level and composition of derivatives at both the legal entity and full-Group level. The Group paid $31,250, driven primarily by the purchase of long-dated puts that increased the value of the Group’s derivative position by an equal amount, and were required under the ABS V indenture.
Under the ABS VI financing, the Group paid $32,242 from the proceeds of the financing to increase the value of certain pre-
existing derivative contracts that were novated to the ABS VI legal entity at closing. The Group recorded the payments as new derivative financial instruments in its Consolidated Statement of Financial Position.
Refer to Note 21 for additional information regarding ABS financing arrangements.
Other commodity derivative contract modifications made during the normal course of business for the year ended December
31, 2022 totaled $133,573 which the Group recorded in its Consolidated Statement of Financial Position. As these modifications were made in the normal course, the Group has presented these as an operating activity in the Consolidated Statement of
Cash Flows. These modifications were primarily associated with elevating the Group’s weighted average hedge floor to take advantage of the high price environment experienced in 2022 over a longer term. The trades were primarily comprised of swap enhancements and the extinguishment of standalone call options.
2021 Modifications and Extinguishments
In August 2021 as part of the Tanos acquisition, the Group obtained the option to novate or extinguish the Tanos hedge book.
In conjunction with the closing settlement, DEC elected to extinguish their share of the Tanos hedge book. The cost to terminate was $52,666. This payment relieved the termination liability established on the Group’s Consolidated Statement of
Financial Position in purchase accounting and has been presented as an investing activity in the Consolidated Statement of
Cash Flows given its connection to the Tanos acquisition. New derivative contracts were subsequently entered into for more favorable pricing in order to secure the cash flows associated with these producing assets in an elevated price environment.
In May 2021, subsequent to the close of the Indigo acquisition, market dynamics began shifting to a more favorable commodity price environment. Given the favorable forward curve, the Group elected to early terminate certain legacy Indigo derivative positions resulting in a cash payment of $6,797 which the Group recorded in its Consolidated Statement of Financial Position.
Since this extinguishment occurred subsequent to the acquisition date the Group has presented this payment as an operating activity in the Consolidated Statement of Cash Flows. New derivative contracts were subsequently entered into for more favorable pricing in order to secure the cash flows associated with these producing assets in an elevated price environment.
Refer to Note 5 for additional information regarding acquisitions.
Other commodity derivative contract modifications made during the normal course of business for the year ended December
31, 2021 totaled $3,367 which the Group recorded in its Consolidated Statement of Financial Position. As these modifications were made in the normal course of business, the Group has presented these as an operating activity in the Consolidated
Statement of Cash Flows.